Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure Text Block [Abstract]
Schedule of aggregate noncancelable future minimum lease payments
	Operating Lease	Financing Lease
Remainder of 2022	$1,788	$303
2023	3,754	189
2024	3,226	122
2025	902	12
2026	445	—
Thereafter	1,632	—
Total	11,747	626
Less: imputed interest	(1,324)	(51)
Present value of lease liabilities	10,423	575
Less: current portion	(3,299)	(361)
Lease liabilities, net of current portion	$7,124	$214

	Operating Lease	Financing Lease
Year Ending December 31:
2022	$3,544	$1,383
2023	3,543	189
2024	3,288	122
2025	962	11
2026	505	—
Thereafter	1,785	—
Total	13,627	1,705
Less: imputed interest	(1,735)	(112)
Present value of lease liabilities	11,892	1,593
Less: current portion	(3,281)	(1,301)
Lease liabilities, net of current portion	$8,611	$292

Schedule of the components of lease cost
	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Operating lease cost	$854	$853	$1,719	$1,676
Short-term lease cost	80	70	137	283
Financing lease cost:
Amortization of finance leased assets	365	635	776	1,289
Interest of lease liabilities	22	227	59	467

December 31, 2021
Operating lease cost	$3,654
Short-term lease cost	$524

Financing lease cost:
Amortization of finance leased assets	$2,575
Interest of lease liabilities	$472

Schedule of the components of lease cost
	Operating Lease	Financing Lease
Weighted average remaining lease term (years)	3.85	1.55
Weighted average discount rate	5.92%	10.12%

	Operating Lease	Financing Lease
Weighted average remaining lease term (years)	4.51	1.22
Weighted average discount rate	5.94%	13.21%